NATURE OF BUSINESS AND BASIS OF PRESENTATION (Details Textual)	2 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Business Description And Basis Of Presentation [Line Items]
Entity Incorporation, State Country Name	Nevada	Nevada
Entity Incorporation, Date of Incorporation	Oct. 23, 2014	Oct. 23, 2014